Subordinated Liabilities - Undated (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 303	£ 3,522
Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	303	3,522
6% Callable Perpetual Core Tier One Notes | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 16	16
Initial call date	2032
6.86% Callable Perpetual Core Tier One Notes (USD 179m) | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 203	199
Initial call date	2032
6.3688% Step-up Callable Perpetual Reserve Capital Instruments | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 0	34
Initial call date	2019
14% Step-up Callable Perpetual Reserve Capital Instruments | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 0	3,189
Initial call date	2019
5.3304% Step-up Callable Perpetual Reserve Capital Instruments | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 53	51
Initial call date	2036
Junior Undated Floating Rate Notes (USD 38m) | Floating interest rate [member] | Barclays Bank PLC [member]
Disclosure of detailed information about borrowings [line items]
Undated subordinated liabilities	£ 29	£ 30
Initial call date	Any interest payment date